Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000215077
Shareholder Report [Line Items]
Class Name	ESG Fixed Income Fund for Retirement Plans
Trading Symbol	QDVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,162,654
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,162,654
Number of Portfolio Holdings	13
Advisory Fee	$0
Portfolio Turnover	55%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.5%
Exchange-Traded Funds	15.7%
U.S. Treasury Obligations	83.3%

C000215078
Shareholder Report [Line Items]
Class Name	ESG Stock Fund for Retirement Plans
Trading Symbol	QDVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FI Institutional Group ESG Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 421,558
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$421,558
Number of Portfolio Holdings	92
Advisory Fee	$0
Portfolio Turnover	24%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Communications	3.4%
Energy	4.6%
Consumer Discretionary	5.1%
Consumer Staples	5.2%
Materials	5.3%
Health Care	14.2%
Industrials	16.2%
Financials	21.4%
Technology	23.8%

C000215079
Shareholder Report [Line Items]
Class Name	Fixed Income Fund for Retirement Plans
Trading Symbol	QDIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FI Institutional Group Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,190,952
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$3,190,952
Number of Portfolio Holdings	12
Advisory Fee	$0
Portfolio Turnover	55%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.5%
Exchange-Traded Funds	14.7%
U.S. Treasury Obligations	84.3%

C000215080
Shareholder Report [Line Items]
Class Name	Stock Fund for Retirement Plans
Trading Symbol	QDISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FI Institutional Group Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.
Additional Information Phone Number	(800) 851-8845
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Stock Fund for Retirement Plans	$-	-%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 415,787
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$415,787
Number of Portfolio Holdings	101
Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Consumer Staples	3.9%
Communications	4.1%
Materials	4.2%
Energy	4.9%
Consumer Discretionary	5.8%
Health Care	13.5%
Industrials	16.7%
Financials	21.2%
Technology	25.1%

C000265708
Shareholder Report [Line Items]
Trading Symbol	LCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about LCAM Strategic Income Fund (the “Fund”) for the period of March 16, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.loopcapitalfunds.com/strategic-income-fund/. You can also request this information by contacting us at (833) 974-5846.
Additional Information Phone Number	(833) 974-5846
Additional Information Website	https://www.loopcapitalfunds.com/strategic-income-fund/
Expenses Paid, Amount	$ 23 [1]
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 16, 2026
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 25,890,072
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
C000234764
Shareholder Report [Line Items]
Fund Name	OneAscent Core Plus Bond ETF
Trading Symbol	OACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oacp. You can also request this information by contacting us at (800) 222-8274.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oacp
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 30, 2022)
OneAscent Core Plus Bond ETF - NAV	1.91%	1.52%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Performance Inception Date	Mar. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 267,800,593
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 1,152,166
InvestmentCompanyPortfolioTurnover	179.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$267,800,593
Number of Portfolio Holdings	285
Advisory Fee (net of waivers)	$1,152,166
Portfolio Turnover	179%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 5.125%, due 08/15/46	5.3%
United States Treasury Note, 1.250%, due 04/15/31	2.9%
United States Treasury Note, 4.125%, due 08/31/28	2.4%
United States Treasury Note, 5.000%, due 05/15/56	1.9%
Fannie Mae Pool, 5.500%, due 05/1/54	1.6%
United States Treasury Note, 4.625%, due 08/15/36	1.2%
Ginnie Mae II Pool, 3.500%, due 07/20/52	1.1%
Topaz Solar Farms, LLC, 5.750%, due 09/30/39	1.0%
Fannie Mae Pool, 3.000%, due 04/1/52	0.9%
BX Trust, 5.989%, due 05/15/31	0.8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Collateralized Mortgage Obligations	0.8%
Term Loans	1.3%
Non U.S. Government & Agencies	8.2%
Asset Backed Securities	8.7%
Municipal Bonds	10.5%
U.S. Government & Agencies	31.2%
Corporate Bonds	38.7%

C000237524
Shareholder Report [Line Items]
Fund Name	OneAscent Emerging Markets ETF
Trading Symbol	OAEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaem. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oaem
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$156	1.23%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 14, 2022)
OneAscent Emerging Markets ETF - NAV	53.30%	19.59%
MSCI Emerging Markets Index	39.25%	18.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Performance Inception Date	Sep. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 131,392,033
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 782,512
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$131,392,033
Number of Portfolio Holdings	48
Advisory Fee (net of recoupments)	$782,512
Portfolio Turnover	121%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Samsung Electronics Co. Ltd.	9.8%
SK Hynix, Inc.	5.2%
Grupo Mexico S.A.B. de C.V., Class B	4.1%
SinoPac Financial Holdings Co. Ltd.	3.4%
GS Holdings Corp.	2.9%
Accton Technology Corp.	2.5%
Multi Commodity Exchange of India Ltd.	2.3%
Eva Airways Corp.	2.3%
Promotora y Operadora de Infraestructura S.A.B. de	2.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.6%
Utilities	0.9%
Health Care	1.3%
Communications	2.1%
Real Estate	4.0%
Energy	4.0%
Consumer Staples	4.4%
Materials	7.8%
Industrials	10.9%
Financials	22.4%
Technology	36.6%

C000249799
Shareholder Report [Line Items]
Fund Name	OneAscent Enhanced Small and Mid Cap ETF
Trading Symbol	OASC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Enhanced Small and Mid Cap ETF for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://oneascent.com/investment-solutions/public-markets/etfs/oasc/?scroll=documents. You can also request this information by contacting us at (800) 222-8274.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://oneascent.com/investment-solutions/public-markets/etfs/oasc/?scroll=documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Enhanced Small and Mid Cap ETF	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (June 12, 2024)
OneAscent Enhanced Small and Mid Cap ETF - NAV	23.44%	16.10%
S&P 500® Index	20.38%	18.51%
S&P SmallCap 600® Index	24.08%	16.16%
Bloomberg US 2500 Total Return Index	20.87%	16.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Performance Inception Date	Jun. 12, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 93,958,589
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 209,204
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$93,958,589
Number of Portfolio Holdings	151
Advisory Fee (net of waivers)	$209,204
Portfolio Turnover	128%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
New Jersey Resources Corp.	2.4%
Reinsurance Group of America, Inc.	2.3%
Royalty Pharma plc, Class A	2.3%
Hasbro, Inc.	2.1%
Ralph Lauren Corp.	1.8%
CF Industries Holdings, Inc.	1.7%
Affiliated Managers Group, Inc.	1.7%
Watts Water Technologies, Inc., Class A	1.6%
Crown Holdings, Inc.	1.6%
Globus Medical, Inc., Class A	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.7%
Real Estate	0.2%
Consumer Staples	1.6%
Utilities	2.4%
Communications	2.8%
Energy	4.5%
Materials	6.3%
Consumer Discretionary	10.0%
Industrials	10.3%
Technology	14.3%
Health Care	14.6%
Financials	23.3%

C000237525
Shareholder Report [Line Items]
Fund Name	OneAscent International Equity ETF
Trading Symbol	OAIM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaim. You can also request this information by contacting us at (800) 222-8274.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oaim
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 14, 2022)
OneAscent International Equity ETF - NAV	24.92%	19.94%
MSCI ACWI ex USA Index	27.35%	18.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Performance Inception Date	Sep. 14, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 389,904,553
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,227,014
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$389,904,553
Number of Portfolio Holdings	54
Advisory Fee (net of waivers & recoupments)	$2,227,014
Portfolio Turnover	122%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Industrivarden A.B., Class C	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.2%
SK Hynix, Inc.	4.0%
Credicorp Ltd.	3.8%
Legal & General Group plc	3.5%
Sompo Holdings, Inc.	3.2%
Motor Oil Hellas Corinth Refineries S.A.	2.8%
HSBC Holdings plc	2.7%
Tokyo Century Corp.	2.7%
Otsuka Holdings Co. Ltd.	2.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.2%
Utilities	0.8%
Communications	2.4%
Consumer Discretionary	3.1%
Health Care	3.5%
Consumer Staples	4.5%
Materials	5.4%
Energy	11.6%
Industrials	14.3%
Technology	14.5%
Financials	34.7%

C000231861
Shareholder Report [Line Items]
Fund Name	OneAscent Large Cap Core ETF
Trading Symbol	OALC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oalc. You can also request this information by contacting us at (800) 222-8274.
Additional Information Phone Number	(800) 222-8274
Additional Information Website	https://investments.oneascent.com/d/semi-annual-report-oalc
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	OneAscent Large Cap Core ETF - NAV	S&P 500® Index
11/15/21	$10,000	$10,000
11/30/21	$9,708	$9,760
02/28/22	$8,989	$9,380
05/31/22	$8,593	$8,896
08/31/22	$8,129	$8,551
11/30/22	$8,589	$8,861
02/28/23	$8,696	$8,659
05/31/23	$8,611	$9,156
08/31/23	$9,387	$9,914
11/30/23	$9,676	$10,087
02/29/24	$10,667	$11,295
05/31/24	$10,937	$11,737
08/31/24	$11,575	$12,605
11/30/24	$12,418	$13,506
02/28/25	$12,248	$13,374
05/31/25	$12,447	$13,324
08/31/25	$13,711	$14,606
11/30/25	$14,409	$15,532
02/28/26	$14,725	$15,647
05/31/26	$16,650	$17,292
08/31/26	$17,055	$17,583

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 15, 2021)
OneAscent Large Cap Core ETF - NAV	24.39%	11.79%
S&P 500® Index	20.38%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Performance Inception Date	Nov. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 263,942,350
Holdings Count | Holding	211
Advisory Fees Paid, Amount	$ 624,715
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$263,942,350
Number of Portfolio Holdings	211
Advisory Fee (net of waivers)	$624,715
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	8.1%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
JPMorgan Chase & Co.	1.7%
Micron Technology, Inc.	1.7%
Eli Lilly & Co.	1.6%
Berkshire Hathaway, Inc., Class B	1.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.6%
Materials	0.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.1%
Health Care	7.8%
Industrials	9.5%
Communications	9.6%
Consumer Discretionary	10.2%
Financials	10.7%
Technology	40.8%

C000176086
Shareholder Report [Line Items]
Trading Symbol	TMPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Multi-Purpose Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.
Additional Information Phone Number	(800) 550-1071
Additional Information Website	https://Inst40ActTSR.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Mar. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,352
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$28,352
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-11.4%
Money Market Funds	16.9%
U.S. Government & Agencies	94.5%

[1]	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.